CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended		57 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Project development
Stock based compensation	$ 0	$ 0	$ 4,468,490
General and administrative
Stock based compensation	$ 52,487	$ 232,292	$ 6,149,819